Organization and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Summary of Significant Accounting Policies

Note 1 – Organization and Summary of Significant Accounting Policies

Business Activities and Organization

Processa Pharmaceuticals, Inc. (“Processa” or “the Company”) is an emerging clinical stage biopharmaceutical company focused on the development of drug products that are intended to provide treatment for and improve the survival and/or quality of life of patients who have a high unmet medical need condition or who have no alternative treatment. Within this group of pharmaceutical products, we currently are developing one product for multiple indications (i.e., the use of a drug to treat a particular disease), will begin developing a newly acquired drug once adequate funding has been obtained, and are searching for additional products for our portfolio.

PCS499

Our lead product, PCS499, is an oral tablet that is a deuterated analog of the major metabolites of pentoxifylline (Trental®). The advantage of PCS499 is that it potentially may work in many conditions because it has multiple pharmacological targets it affects that are important in the treatment of these conditions. Based on its pharmacological activity, we have identified multiple unmet medical need conditions where the use of PCS499 may result in clinical efficacy. The lead indication currently under development for PCS499 is Necrobiosis Lipoidica (NL). NL is a chronic, disfiguring condition affecting the skin and the tissue under the skin typically on the lower extremities with no currently approved FDA treatments. NL presents more commonly in women than in men and ulceration can occur in approximately 30% of NL patients. More severe complications can occur, such as deep tissue infections and osteonecrosis threatening life of the limb. Approximately 74,000 - 185,000 people in the United States and more than 200,000 – 500,000 people outside the United States are affected by NL.

The degeneration of tissue occurring at the NL lesion site is caused by a number of pathophysiological changes, which has made it extremely difficult to develop effective treatments for this condition. PCS499 may provide a solution since PCS499 and its metabolites affect a number of biological pathways, several of which contribute to the pathophysiology associated with NL.

On June 22, 2018, the FDA granted orphan-drug designation for PCS499 for the treatment of NL. On September 28, 2018, the FDA cleared our IND for PCS499 in NL such that we could move forward with the Phase 2 trial multicenter, open-label prospective study designed to determine the safety and tolerability of PCS499 in patients with NL. The first enrolled NL patient in this Phase 2 clinical trial was dosed on January 29, 2019 and the study completed enrollment on August 23, 2019. The main objective of the trial is to evaluate the safety and tolerability of PCS499 in patients with NL and to use the collected safety and efficacy data to design future clinical trials. Based on toxicology studies and healthy human volunteer studies, Processa and the FDA agreed that a PCS499 dose of 1.8 grams/day would be the highest dose administered to NL patients in this Phase 2 trial. As anticipated, the PCS499 dose of 1.8 grams/day, 50% greater than the maximum tolerated dose of PTX, appeared to be well tolerated with no serious adverse events reported. Ten patients reported adverse events in the study, all of which have been mild in severity. As expected, gastrointestinal symptoms have been the most noted adverse events and reported in four patients, all of which were mild in severity and resolved within 1-2 weeks of starting dosing.

The two patients presenting with more severe ulcerated NL had ulcers for more than two months prior to dosing. At baseline, the reference ulcer in one of the two patients measured 3.5 cm2 and had completely closed by Month 2 of treatment. The second patient had a baseline reference ulcer of 1.2 cm2 which completely closed by Month 9. In addition, while in the trial one of these patients also developed small ulcers at other sites as a result of contact trauma to the site and these ulcers resolved within one month. The other ten patients presenting with mild to moderate NL and no ulceration had some improvement of the NL lesions but not as dramatic as the more serious ulcerated patients. Historically, less than 20% of all the patients with NL naturally progress to complete healing. Although the natural healing of the more severe NL patients with ulcers has not been evaluated independently, medical experts who treat NL patients believe that the natural progression of an open ulcerated wound to complete closure would be less than 5-10% if followed for approximately 12 months after presentation. In those patients without ulcers in our clinical trial, we have only seen a slight change in the NL lesion.

On March 25, 2020, we met with the FDA and discussed the clinical program, as well as the nonclinical and clinical pharmacology plans to support the submission of the PCS499 New Drug Application (NDA) in the U.S. for the treatment of ulcers in NL patients. With input from the FDA through a Special Protocol Assessment, we will be designing and conducting a Phase 3 trial to evaluate the ability of PCS499 to completely close ulcers in patients with NL. We initially planned to begin recruiting for this trial in the fourth quarter of 2020 but with the COVID-19 pandemic, we expect to begin recruiting patients in 2021. The FDA will determine if a second confirmatory Phase 3 trial is required after reviewing the results from this initial trial.

PCS100

On August 29, 2019, we entered into an exclusive license agreement with Akashi Therapeutics, Inc. (“Akashi”) to develop and commercialize an anti-fibrotic, anti-inflammatory drug, PCS100, which also promotes healthy muscle fiber regeneration. In previous clinical trials in Duchenne Muscular Dystrophy (DMD), PCS100 showed promising improvement in the muscle strength of non-ambulant pediatric patients. Although the FDA placed a clinical hold on the DMD trial after a serious adverse event in a pediatric patient, FDA has removed the drug off clinical hold and defined how PCS100 can resume clinical trials in DMD. Once we have obtained adequate funding, we plan to develop PCS100 in rare adult fibrotic related diseases such as focal segmental glomerulosclerosis, idiopathic pulmonary fibrosis or Scleroderma.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions of the Securities and Exchange Commission (“SEC”) on Form 10-Q and Article 8 of Regulation S-X.

Accordingly, they do not include all the information and disclosures required by U.S. GAAP for complete financial statements. All material intercompany accounts and transactions have been eliminated in consolidation. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments necessary, which are of a normal and recurring nature, for the fair presentation of the Company’s financial position and of the results of operations and cash flows for the periods presented. These condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2019, as filed with the SEC. The results of operations for the interim periods shown in this report are not necessarily indicative of the results that may be expected for any other interim period or for the full year.

Going Concern and Management’s Plans

Our condensed consolidated financial statements have been prepared using U.S. GAAP and are based on the assumption that we will continue as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. We face certain risks and uncertainties that are present in many emerging growth companies regarding product development and commercialization, limited working capital, recurring losses and negative cash flow from operations, future profitability, ability to obtain future capital, protection of patents, technologies and property rights, competition, rapid technological change, navigating the domestic and major foreign markets’ regulatory and clinical environment, recruiting and retaining key personnel, dependence on third party manufacturing organizations, third party collaboration and licensing agreements, lack of sales and marketing activities. We currently have no customers or pharmaceutical products to sell or distribute. These risks and other factors raise substantial doubt about our ability to continue as a going concern.

We have relied on private placements with a small group of accredited investors to finance our business and operations. On September 20, 2019, we entered into two separate line of credit agreements (“LOC Agreement”) with DKBK Enterprises, LLC (“DKBK”) and current shareholder CorLyst, LLC (“CorLyst”), both related parties (“Lenders”), which provide a revolving commitment of up to $700,000 each ($1.4 million total). Under the LOC Agreements, all funds borrowed will bear an 8% annual interest rate. The Lenders have the right to convert all or any portion of the debt and interest into Processa common shares. Our Chief Executive Officer (CEO) is also the CEO and Managing Member of both Lenders. CorLyst directly holds 1,073,050 shares of Processa common stock, representing approximately 19.6% of the Company’s outstanding shares of voting capital stock. On April 2, 2020, we borrowed $200,000 under the LOC Agreement with DKBK.

We have not had any revenue since our inception. We are looking at ways to add a revenue stream to offset some of our expenses but do not currently have any revenue under contract or any immediate sales prospects. During the three months ended March 31, 2020, we had an accumulated deficit of $11.9 million, incurred a net loss for the three months of $874,336 and used $546,453 in net cash from operating activities from continuing operations. At March 31, 2020, we had cash and cash equivalents totaling $142,277.

Based on our current plan, we will need to raise additional capital to fund our future operations. While we believe our current resources are adequate to complete our current Phase 2A trial for NL, we do not currently have resources to conduct other future trials, such as the Phase 3 clinical trial approved by the FDA, or develop PCS100 without raising additional capital. We believe that our existing cash and LOC Agreements will enable us to fund our operating expenses and capital expenditure requirements into the third quarter of 2020. The timing and extent of our spending will depend on the costs associated with, and the results of our Phase 2A trial for NL. Our anticipated spending and our cash flow needs could change significantly as the trial progresses. There may be costs we incur during our trial that we do not currently anticipate in order to complete the trial, requiring us to need additional capital sooner than currently expected.

We have begun the process to raise capital in an underwritten public offering, however, we have faced delays due to the global pandemic caused by the novel coronavirus, COVID-19. On May 5, 2020, we received $162,459 under the Paycheck Protection Program.

Additional funding may not be available to us on acceptable terms, or at all. If we are unable to obtain adequate financing when needed, we may have to delay, reduce the scope of, or suspend our current or future clinical trials, or research and development programs. We may seek to raise any necessary additional capital through a combination of public or private equity offerings, debt financings, collaborations, strategic alliances, licensing arrangements and other marketing and distribution arrangements. To the extent that we raise additional capital through marketing and distribution arrangements or other collaborations, strategic alliances or licensing arrangements with third parties, we may have to relinquish valuable rights to our product candidates, future revenue streams, research programs or product candidates or to grant licenses on terms that may not be favorable to us. If we raise additional capital through public or private equity offerings, the ownership interest of our existing stockholders will be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect our stockholders’ rights. If we raise additional capital through debt financing, we may be subject to covenants limiting or restricting our ability to take specific actions, such as incurring additional debt, making capital expenditures or declaring dividends.

Uncertainty concerning our ability to continue as a going concern may hinder our ability to obtain future financing. Continued operations and our ability to continue as a going concern are dependent on our ability to obtain additional funding in the future and thereafter, and no assurances can be given that such funding will be available at all, in a sufficient amount, or on reasonable terms. Without additional funds from debt or equity financing, sales of assets, sales or out-licenses of intellectual property or technologies, or other transactions providing funds, we will rapidly exhaust our resources and be unable to continue operations. Absent additional funding, we believe that our cash and cash equivalents will not be sufficient to fund our operations for a period of one year or more after the date that these condensed consolidated financial statements are available to be issued based on the timing and amount of our projected net loss from continuing operations and cash to be used in operating activities during that period of time.

As a result, substantial doubt exists about our ability to continue as a going concern within one year after the date that these condensed consolidated financial statements are available to be issued. The accompanying condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be different should we be unable to continue as a going concern based on the outcome of these uncertainties described above.

Use of Estimates

In preparing our condensed consolidated financial statements and related disclosures in conformity with GAAP and pursuant to the rules and regulations of the SEC, we make estimates and judgments that affect the amounts reported in the consolidated financial statements and accompanying notes. Estimates are used for, but not limited to: stock-based compensation, determining the fair value of acquired assets and assumed liabilities, intangible assets, and income taxes. These estimates and assumptions are continuously evaluated and are based on management’s experience and knowledge of the relevant facts and circumstances. While we believe the estimates to be reasonable, actual results could differ materially from those estimates and could impact future results of operations and cash flows.

Intangible Assets

Intangible assets acquired individually or with a group of other assets from others (other than in a business combination) are recognized at cost, including transaction costs, and allocated to the individual assets acquired based on relative fair values and no goodwill is recognized. Cost is measured based on cash consideration paid. If consideration given is in the form of non-cash assets, liabilities incurred, or equity interests issued, measurement of cost is based on either the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and more reliably measurable. Costs of internally developing, maintaining or restoring intangible assets that are not specifically identifiable, have indeterminate lives or are inherent in a continuing business are expensed as incurred.

Intangible assets purchased from others for use in research and development activities and that have alternative future uses (in research and development projects or otherwise) are capitalized in accordance with ASC Topic 350, Intangibles – Goodwill and Other. Those that have no alternative future uses (in research and development projects or otherwise) and therefore no separate economic value are considered research and development costs and are expensed as incurred. Amortization of intangibles used in research and development activities is a research and development cost.

Intangibles with a finite useful life are amortized using the straight-line method unless the pattern in which the economic benefits of the intangible assets are consumed or used up are reliably determinable. The useful life is the best estimate of the period over which the asset is expected to contribute directly or indirectly to our future cash flows. The useful life is based on the duration of the expected use of the asset by us and the legal, regulatory or contractual provisions that constrain the useful life and future cash flows of the asset, including regulatory acceptance and approval, obsolescence, demand, competition and other economic factors. We evaluate the remaining useful life of intangible assets each reporting period to determine whether any revision to the remaining useful life is required. If the remaining useful life is changed, the remaining carrying amount of the intangible asset will be amortized prospectively over the revised remaining useful life. If an income approach is used to measure the fair value of an intangible asset, we consider the period of expected cash flows used to measure the fair value of the intangible asset, adjusted as appropriate for company-specific factors discussed above, to determine the useful life for amortization purposes.

If no regulatory, contractual, competitive, economic or other factors limit the useful life of the intangible to us, the useful life is considered indefinite. Intangibles with an indefinite useful life are not amortized until its useful life is determined to be no longer indefinite. If the useful life is determined to be finite, the intangible is tested for impairment and the carrying amount is amortized over the remaining useful life in accordance with intangibles subject to amortization. Indefinite-lived intangibles are tested for impairment annually and more frequently if events or circumstances indicate that it is more-likely-than-not that the asset is impaired.

Impairment of Long-Lived Assets and Intangibles Other Than Goodwill

We account for the impairment of long-lived assets in accordance with ASC 360, Property, Plant and Equipment and ASC 350, Intangibles – Goodwill and Other, which require that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to its expected future undiscounted net cash flows generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amounts of the assets exceed the fair value of the assets based on the present value of the expected future cash flows associated with the use of the asset. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. Based on management’s evaluation, there was no impairment loss recorded during the three months ended March 31, 2020.

Stock-based Compensation

Stock-based compensation expense is based on the grant-date fair value estimated in accordance with the provisions of ASC 718, Compensation-Stock Compensation. We expense stock-based compensation to employees over the requisite service period based on the estimated grant-date fair value of the awards. Stock-based awards with graded-vesting schedules are recognized on a straight-line basis over the requisite service period for each separately vesting portion of the award. We estimate the fair value of stock option grants using the Black-Scholes option pricing model, and the assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. Stock-based compensation costs are recorded as general and administrative or research and development costs in the statements of operations based upon the underlying individual’s role.

Net Loss Per Share

Basic loss per share is computed by dividing our net loss available to common shareholders by the weighted average number of shares of common stock outstanding during the year. Diluted loss per share is computed by dividing our net loss available to common shareholders by the diluted weighted average number of shares of common stock during the period. Since we experienced a net loss for both periods presented, basic and diluted net loss per share are the same. As such, diluted loss per share for the three months ended March 31, 2020 and 2019 excludes the impact of potentially dilutive common shares related to outstanding stock options and warrants and the conversion of our 2017 and 2019 Senior Notes since those shares would have an anti-dilutive effect on loss per share.

In 2019, we determined the sale of the 2019 Senior Notes triggered the full ratchet anti-dilution provision of the common stock we sold in 2018 Private Placement Transactions. As a result, those shareholders were entitled to 28,971 shares of common stock in the fourth quarter of 2019. We will issue 28,971 shares to common stock to these shareholders in 2020. For purposes of computing our basic and diluted EPS, we included the related shares which will be issued in 2020 in our weighted number of common shares outstanding for the three months ended March 31, 2020.

Our diluted net loss per share for the three months ended March 31, 2020 and 2019 excluded 782,923 and 660,511 of potentially dilutive common shares, respectively, related to outstanding stock options and warrants and the conversion of our Senior Notes since those shares would have had an anti-dilutive effect on loss per share during the years then ended.

Recent Accounting Pronouncements

From time to time, the Financial Accounting Standards Board (“FASB”) or other standard setting bodies issue new accounting pronouncements. Updates to the FASB Accounting Standards Codification are communicated through issuance of an Accounting Standards Update (“ASU”). We have implemented all new accounting pronouncements that are in effect and that may impact our financial statements. We have evaluated recently issued accounting pronouncements and determined that there is no material impact on our financial position or results of operations.